Eaton Vance

Floating-Rate Income Plus Fund

August 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 133.4%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 3.0%
Dynasty Acquisition Co., Inc.
Term Loan, 6.33%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026	$114	$114,048
TransDigm, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing June 9, 2023	1,521	1,513,863
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing August 22, 2024	1,320	1,309,385
Wesco Aircraft Hardware Corp.
Term Loan, 5.12%, (1 mo. USD LIBOR + 3.00%), Maturing November 30, 2020	194	194,063
WP CPP Holdings, LLC
Term Loan, 6.01%, (USD LIBOR + 3.75%), Maturing April 30, 2025(2)	796	797,155

		$3,928,514

Automotive — 3.3%
Adient US, LLC
Term Loan, 6.46%, (3 mo. USD LIBOR + 4.25%), Maturing May 6, 2024	$300	$291,422
American Axle and Manufacturing, Inc.
Term Loan, 4.43%, (USD LIBOR + 2.25%), Maturing April 6, 2024(2)	604	593,827
Belron Finance US, LLC
Term Loan, 4.46%, (3 mo. USD LIBOR + 2.25%), Maturing November 7, 2024	123	123,510
Chassix, Inc.
Term Loan, 7.88%, (USD LIBOR + 5.50%), Maturing November 15, 2023(2)	345	334,407
Dayco Products, LLC
Term Loan, 6.37%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023	244	230,934
IAA, Inc.
Term Loan, 4.63%, (3 mo. USD LIBOR + 2.25%), Maturing June 28, 2026	125	125,937
L&W, Inc.
Term Loan, 6.11%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025	173	168,052
Panther BF Aggregator 2 L.P.
Term Loan, 5.61%, (1 mo. USD LIBOR + 3.50%), Maturing April 30, 2026	825	812,962
Tenneco, Inc.
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	821	766,663
Thor Industries, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026	260	252,826
TI Group Automotive Systems, LLC
Term Loan, 4.61%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022	224	222,900
Tower Automotive Holdings USA, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024	340	340,187

		$4,263,627

Beverage and Tobacco — 0.8%
Arterra Wines Canada, Inc.
Term Loan, 5.17%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	$586	$583,728

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Flavors Holdings, Inc.
Term Loan - Second Lien, 12.33%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021	$500	$395,000

		$978,728

Brokerage/Securities Dealers/Investment Houses — 0.0%(3)
OZ Management L.P.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023	$30	$29,925

		$29,925

Building and Development — 3.7%
American Builders & Contractors Supply Co., Inc.
Term Loan, 4.11%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2023	$587	$582,138
Beacon Roofing Supply, Inc.
Term Loan, 4.36%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025	148	147,255
Brookfield Property REIT, Inc.
Term Loan, 4.61%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025	223	218,218
Core & Main L.P.
Term Loan, 5.27%, (2 mo. USD LIBOR + 2.75%), Maturing August 1, 2024	247	246,593
CPG International, Inc.
Term Loan, 5.93%, (3 mo. USD LIBOR + 3.75%), Maturing May 5, 2024	528	523,378
DTZ U.S. Borrower, LLC
Term Loan, 5.36%, (1 mo. USD LIBOR + 3.25%), Maturing August 21, 2025	1,265	1,267,962
NCI Building Systems, Inc.
Term Loan, 5.95%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2025	174	169,196
Quikrete Holdings, Inc.
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	601	595,421
Realogy Group, LLC
Term Loan, 4.42%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025	446	432,895
Summit Materials Companies I, LLC
Term Loan, 4.11%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024	148	147,399
Werner FinCo L.P.
Term Loan, 6.33%, (3 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	344	336,379
WireCo WorldGroup, Inc.
Term Loan, 7.11%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023	146	145,814

		$4,812,648

Business Equipment and Services — 12.0%
Acosta Holdco, Inc.
Term Loan, 5.36%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021	$514	$183,375
Adtalem Global Education, Inc.
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025	99	99,413
AlixPartners, LLP
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024	538	539,846
Allied Universal Holdco, LLC
Term Loan, 2.13%, Maturing July 10, 2026(4)	52	51,850
Term Loan, 6.51%, (6 mo. USD LIBOR + 4.25%), Maturing July 10, 2026	523	523,689
AppLovin Corporation
Term Loan, 5.61%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025	1,147	1,147,829
ASGN Incorporated
Term Loan, 4.11%, (1 mo. USD LIBOR + 2.00%), Maturing April 2, 2025	120	120,039

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Belfor Holdings, Inc.
Term Loan, 6.11%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026	$125	$126,091
Bracket Intermediate Holding Corp.
Term Loan, 6.47%, (1 mo. USD LIBOR + 4.25%), Maturing September 5, 2025	199	198,252
Camelot UK Holdco Limited
Term Loan, 5.36%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023	150	150,792
Ceridian HCM Holding, Inc.
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing April 30, 2025	347	348,374
Change Healthcare Holdings, LLC
Term Loan, 4.61%, (1 mo. USD LIBOR + 2.50%), Maturing March 1, 2024	1,264	1,249,986
CM Acquisition Co.
Term Loan, 12.15%, (1 mo. USD LIBOR + 10.00%), Maturing July 26, 2023	91	92,149
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.87%, (1 mo. USD LIBOR + 2.75%), Maturing April 26, 2024	919	912,950
Deerfield Dakota Holding, LLC
Term Loan, 5.36%, (1 mo. USD LIBOR + 3.25%), Maturing February 13, 2025	349	340,076
EAB Global, Inc.
Term Loan, 6.38%, (USD LIBOR + 3.75%), Maturing November 15, 2024(2)	321	317,728
EIG Investors Corp.
Term Loan, 5.88%, (USD LIBOR + 3.75%), Maturing February 9, 2023(2)	750	737,735
Garda World Security Corporation
Term Loan, 6.02%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024	460	461,248
Global Payments, Inc.
Term Loan, 3.86%, (1 mo. USD LIBOR + 1.75%), Maturing April 21, 2023	76	75,786
IG Investment Holdings, LLC
Term Loan, 6.20%, (USD LIBOR + 4.00%), Maturing May 23, 2025(2)	584	579,651
IRI Holdings, Inc.
Term Loan, 6.62%, (USD LIBOR + 4.50%), Maturing December 1, 2025(2)	348	331,708
Iron Mountain, Inc.
Term Loan, 3.86%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026	198	195,525
J.D. Power and Associates
Term Loan, 5.86%, (1 mo. USD LIBOR + 3.75%), Maturing September 7, 2023	535	536,769
Kronos Incorporated
Term Loan, 5.25%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023	1,362	1,362,865
KUEHG Corp.
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025	828	823,404
Monitronics International, Inc.
Term Loan, 8.61%, (1 mo. USD LIBOR + 6.50%), Maturing March 29, 2024	186	170,695
NCR Corporation
Term Loan, Maturing August 8, 2026(5)	93	93,217
Term Loan, Maturing August 8, 2026(5)	107	106,533
PGX Holdings, Inc.
Term Loan, 7.37%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020	247	230,096
Ping Identity Corporation
Term Loan, 5.86%, (1 mo. USD LIBOR + 3.75%), Maturing January 24, 2025	74	74,250
Pre-Paid Legal Services, Inc.
Term Loan, 5.36%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025	92	91,271
Prime Security Services Borrower, LLC
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022	533	533,598

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Red Ventures, LLC
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing November 8, 2024	$343	$343,687
Solera, LLC
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	667	665,009
Spin Holdco, Inc.
Term Loan, 5.57%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022	939	919,492
Tempo Acquisition, LLC
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	196	196,294
Trans Union, LLC
Term Loan, 4.11%, (1 mo. USD LIBOR + 2.00%), Maturing June 19, 2025	99	99,268
Vestcom Parent Holdings, Inc.
Term Loan, 6.11%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023	121	113,281
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.36%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	226	222,502
West Corporation
Term Loan, 6.11%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024	271	244,465

		$15,610,788

Cable and Satellite Television — 5.0%
Altice France S.A.
Term Loan, 6.20%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026	$499	$495,562
Charter Communications Operating, LLC
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing April 30, 2025	862	864,946
CSC Holdings, LLC
Term Loan, 4.45%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025	641	639,075
Term Loan, 4.45%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026	224	222,569
Term Loan, 4.70%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026	296	296,620
Numericable Group S.A.
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025	440	427,778
Radiate Holdco, LLC
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024	442	437,718
Telenet Financing USD, LLC
Term Loan, 4.45%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026	600	599,250
Virgin Media Bristol, LLC
Term Loan, 4.70%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026	1,650	1,651,548
Ziggo Secured Finance Partnership
Term Loan, 4.70%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025	850	845,522

		$6,480,588

Chemicals and Plastics — 7.2%
Alpha 3 B.V.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024	$132	$128,339
Aruba Investments, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2022	72	71,906
Ashland, LLC
Term Loan, 6.00%, (USD Prime + 0.75%), Maturing May 17, 2024	134	133,542
Axalta Coating Systems US Holdings, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024	989	985,526

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Emerald Performance Materials, LLC
Term Loan, 5.61%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021	$118	$118,193
Term Loan - Second Lien, 9.86%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022	150	148,125
Ferro Corporation
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	73	73,147
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	75	74,737
Flint Group GmbH
Term Loan, 5.28%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021	37	30,222
Flint Group US, LLC
Term Loan, 5.28%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021	225	182,820
Gemini HDPE, LLC
Term Loan, 4.76%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024	479	479,587
H.B. Fuller Company
Term Loan, 4.17%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024	416	414,804
Hexion, Inc.
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing July 1, 2026	575	575,000
Invictus U.S., LLC
Term Loan, 5.15%, (2 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	123	122,126
Kraton Polymers, LLC
Term Loan, 4.61%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025	215	214,825
Messer Industries GmbH
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing March 1, 2026	324	322,516
Minerals Technologies, Inc.
Term Loan, 4.45%, (USD LIBOR + 2.25%), Maturing February 14, 2024(2)	221	222,411
Momentive Performance Materials, Inc.
Term Loan, 5.59%, (3 mo. USD LIBOR + 3.25%), Maturing May 15, 2024	100	98,000
Orion Engineered Carbons GmbH
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024	292	289,897
Platform Specialty Products Corporation
Term Loan, 4.36%, (1 mo. USD LIBOR + 2.25%), Maturing January 30, 2026	149	149,406
PMHC II, Inc.
Term Loan, 6.10%, (USD LIBOR + 3.50%), Maturing March 31, 2025(2)	427	373,398
Polar US Borrower, LLC
Term Loan, 7.06%, (3 mo. USD LIBOR + 4.75%), Maturing October 15, 2025	199	191,289
PQ Corporation
Term Loan, 4.76%, (3 mo. USD LIBOR + 2.50%), Maturing February 8, 2025	578	577,893
Pregis TopCo Corporation
Term Loan, 6.25%, (3 mo. USD LIBOR + 4.00%), Maturing July 31, 2026	150	149,562
Spectrum Holdings III Corp.
Term Loan, 5.36%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025	135	124,853
Starfruit Finco B.V.
Term Loan, 5.46%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	673	651,742
Tata Chemicals North America, Inc.
Term Loan, 5.13%, (3 mo. USD LIBOR + 2.75%), Maturing August 7, 2020	197	196,936
Trinseo Materials Operating S.C.A.
Term Loan, 4.11%, (1 mo. USD LIBOR + 2.00%), Maturing September 6, 2024	1,035	1,020,832
Tronox Finance, LLC
Term Loan, 4.95%, (USD LIBOR + 2.75%), Maturing September 23, 2024(2)	760	755,797

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Univar, Inc.
Term Loan, 4.36%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024	$525	$525,683

		$9,403,114

Conglomerates — 0.5%
Kronos Acquisition Holdings, Inc.
Term Loan, 9.26%, (3 mo. USD LIBOR + 7.00%), Maturing May 15, 2023	$623	$620,320

		$620,320

Containers and Glass Products — 3.9%
Berlin Packaging, LLC
Term Loan, 5.22%, (USD LIBOR + 3.00%), Maturing November 7, 2025(2)	$50	$48,556
Berry Global, Inc.
Term Loan, 4.45%, (1 mo. USD LIBOR + 2.25%), Maturing October 1, 2022	210	209,943
Term Loan, 4.70%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2026	225	225,253
BWAY Holding Company
Term Loan, 5.59%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024	245	238,454
Consolidated Container Company, LLC
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024	98	96,944
Flex Acquisition Company, Inc.
Term Loan, 5.32%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023	461	440,882
Term Loan, 5.57%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025	342	327,314
Libbey Glass, Inc.
Term Loan, 5.21%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021	276	211,471
Pelican Products, Inc.
Term Loan, 5.70%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025	149	144,045
Reynolds Group Holdings, Inc.
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023	2,362	2,363,724
Ring Container Technologies Group, LLC
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024	220	216,157
Trident TPI Holdings, Inc.
Term Loan, 5.36%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024	517	495,530

		$5,018,273

Cosmetics/Toiletries — 0.3%
KIK Custom Products, Inc.
Term Loan, 6.26%, (3 mo. USD LIBOR + 4.00%), Maturing May 15, 2023	$434	$412,691

		$412,691

Drugs — 5.4%
Albany Molecular Research, Inc.
Term Loan, 5.36%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024	$319	$308,669
Amneal Pharmaceuticals, LLC
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025	817	744,430
Arbor Pharmaceuticals, Inc.
Term Loan, 7.33%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023	501	464,468
Bausch Health Companies, Inc.
Term Loan, 5.20%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025	1,370	1,373,344
Catalent Pharma Solutions, Inc.
Term Loan, 4.36%, (1 mo. USD LIBOR + 2.25%), Maturing May 18, 2026	200	200,456

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.38%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	$1,152	$1,055,062
Horizon Pharma, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.50%), Maturing May 22, 2026	498	499,336
Jaguar Holding Company II
Term Loan, 4.61%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022	1,588	1,581,872
Mallinckrodt International Finance S.A.
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	704	535,839
Term Loan, 5.18%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025	385	292,983

		$7,056,459

Ecological Services and Equipment — 1.3%
Advanced Disposal Services, Inc.
Term Loan, 4.39%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023	$460	$460,863
EnergySolutions, LLC
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025	422	400,251
GFL Environmental, Inc.
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing May 30, 2025	869	862,452

		$1,723,566

Electronics/Electrical — 18.8%
Almonde, Inc.
Term Loan, 5.70%, (6 mo. USD LIBOR + 3.50%), Maturing June 13, 2024	$829	$801,927
Applied Systems, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing September 19, 2024	889	887,273
Aptean, Inc.
Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), Maturing April 23, 2026	125	124,376
Avast Software B.V.
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing September 30, 2023	167	167,268
Banff Merger Sub, Inc.
Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), Maturing October 2, 2025	821	777,632
Barracuda Networks, Inc.
Term Loan, 5.40%, (3 mo. USD LIBOR + 3.25%), Maturing February 12, 2025	470	470,230
Canyon Valor Companies, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing June 16, 2023	350	348,307
Cohu, Inc.
Term Loan, 5.20%, (6 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	174	168,911
CommScope, Inc.
Term Loan, 5.36%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026	400	399,125
CPI International, Inc.
Term Loan, 5.61%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024	147	146,454
DigiCert, Inc.
Term Loan, 6.11%, (1 mo. USD LIBOR + 4.00%), Maturing October 31, 2024	744	744,592
Electro Rent Corporation
Term Loan, 7.28%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024	293	293,231
Energizer Holdings, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.25%), Maturing December 17, 2025	123	122,734
Epicor Software Corporation
Term Loan, 5.37%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022	1,489	1,489,128

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Exact Merger Sub, LLC
Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024	$147	$147,283
EXC Holdings III Corp.
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024	123	122,045
Financial & Risk US Holdings, Inc.
Term Loan, 5.86%, (1 mo. USD LIBOR + 3.75%), Maturing October 1, 2025	274	275,140
Flexera Software, LLC
Term Loan, 5.62%, (1 mo. USD LIBOR + 3.50%), Maturing February 26, 2025	272	271,922
GlobalLogic Holdings, Inc.
Term Loan, 5.36%, (1 mo. USD LIBOR + 3.25%), Maturing August 1, 2025	109	108,735
Go Daddy Operating Company, LLC
Term Loan, 4.11%, (1 mo. USD LIBOR + 2.00%), Maturing February 15, 2024	960	963,518
Hyland Software, Inc.
Term Loan, 5.36%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2024	1,957	1,955,107
Infoblox, Inc.
Term Loan, 6.61%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023	478	477,806
Infor (US), Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022	1,954	1,955,842
Informatica, LLC
Term Loan, 5.36%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022	1,088	1,090,055
MA FinanceCo., LLC
Term Loan, 4.36%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021	473	469,958
Term Loan, 4.61%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	114	111,505
MACOM Technology Solutions Holdings, Inc.
Term Loan, 4.36%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024	290	266,138
Microchip Technology Incorporated
Term Loan, 4.12%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025	345	346,082
MTS Systems Corporation
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023	124	123,841
Renaissance Holding Corp.
Term Loan, 5.36%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025	272	267,145
Seattle Spinco, Inc.
Term Loan, 4.61%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	770	753,020
SGS Cayman L.P.
Term Loan, 7.70%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	49	48,873
SkillSoft Corporation
Term Loan, 6.95%, (6 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	976	818,775
SolarWinds Holdings, Inc.
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	246	246,320
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 4.36%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	281	282,073
SS&C Technologies, Inc.
Term Loan, 4.36%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	417	417,423
SurveyMonkey, Inc.
Term Loan, 5.89%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025	255	253,786
Sutherland Global Services, Inc.
Term Loan, 7.70%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	212	209,955
Tibco Software, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2026	497	497,730

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
TriTech Software Systems
Term Loan, 5.86%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025	$199	$186,894
Uber Technologies
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	900	898,578
Term Loan, 6.20%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025	1,045	1,047,826
Ultimate Software Group, Inc. (The)
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing May 4, 2026	375	376,406
Ultra Clean Holdings, Inc.
Term Loan, 6.61%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	191	183,867
VeriFone Systems, Inc.
Term Loan, 6.14%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	273	261,833
Veritas Bermuda, Ltd.
Term Loan, 6.65%, (USD LIBOR + 4.50%), Maturing January 27, 2023(2)	460	438,489
Vero Parent, Inc.
Term Loan, 6.61%, (1 mo. USD LIBOR + 4.50%), Maturing August 16, 2024	565	563,568
Wall Street Systems Delaware, Inc.
Term Loan, 5.65%, (6 mo. USD LIBOR + 3.00%), Maturing November 21, 2024	476	463,288
Western Digital Corporation
Term Loan, 3.86%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023	598	597,147

		$24,439,161

Equipment Leasing — 0.6%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 3.92%, (1 mo. USD LIBOR + 1.75%), Maturing January 15, 2025	$643	$645,535
IBC Capital Limited
Term Loan, 6.15%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023	123	123,077

		$768,612

Financial Intermediaries — 4.9%
Apollo Commercial Real Estate Finance, Inc.
Term Loan, 4.95%, (1 mo. USD LIBOR + 2.75%), Maturing May 15, 2026	$100	$99,750
Aretec Group, Inc.
Term Loan, 6.36%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025	598	582,118
Claros Mortgage Trust, Inc.
Term Loan, 5.46%, (1 mo. USD LIBOR + 3.25%), Maturing August 10, 2026	175	175,214
Clipper Acquisitions Corp.
Term Loan, 3.99%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024	296	294,023
Ditech Holding Corporation
Term Loan, 0.00%, Maturing June 30, 2022(6)	745	190,060
Donnelley Financial Solutions, Inc.
Term Loan, 5.20%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023	26	25,860
FinCo. I, LLC
Term Loan, 4.11%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022	202	202,627
Focus Financial Partners, LLC
Term Loan, 4.61%, (1 mo. USD LIBOR + 2.50%), Maturing July 3, 2024	646	648,373
Franklin Square Holdings L.P.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.50%), Maturing August 1, 2025	124	124,373
Greenhill & Co., Inc.
Term Loan, 5.45%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024	325	322,562

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
GreenSky Holdings, LLC
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025	$495	$490,294
Guggenheim Partners, LLC
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023	1,447	1,430,809
Harbourvest Partners, LLC
Term Loan, 4.45%, (1 mo. USD LIBOR + 2.25%), Maturing March 1, 2025	113	113,357
LPL Holdings, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.25%), Maturing September 23, 2024	319	319,607
Ocwen Loan Servicing, LLC
Term Loan, 7.11%, (1 mo. USD LIBOR + 5.00%), Maturing December 4, 2020	67	66,105
Starwood Property Trust, Inc.
Term Loan, 4.78%, (2 mo. USD LIBOR + 2.50%), Maturing July 27, 2026	125	125,625
StepStone Group L.P.
Term Loan, 6.11%, (1 mo. USD LIBOR + 4.00%), Maturing March 27, 2025	148	148,495
Victory Capital Holdings, Inc.
Term Loan, 5.57%, (3 mo. USD LIBOR + 3.25%), Maturing July 1, 2026	316	317,519
Virtus Investment Partners, Inc.
Term Loan, 4.75%, (3 mo. USD LIBOR + 2.25%), Maturing June 1, 2024	145	145,075
Walker & Dunlop, Inc.
Term Loan, 4.36%, (1 mo. USD LIBOR + 2.25%), Maturing November 7, 2025	498	498,536

		$6,320,382

Food Products — 3.5%
Alphabet Holding Company, Inc.
Term Loan, 5.61%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	$565	$528,040
Badger Buyer Corp.
Term Loan, 5.61%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024	395	343,628
CHG PPC Parent, LLC
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025	99	98,566
Del Monte Foods, Inc.
Term Loan, 5.40%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021	641	500,262
Dole Food Company, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 2.75%), Maturing April 6, 2024	404	399,612
Hearthside Food Solutions, LLC
Term Loan, 5.80%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025	372	362,008
Term Loan, 6.11%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025	100	98,953
High Liner Foods Incorporated
Term Loan, 5.59%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021	193	188,463
HLF Financing S.a.r.l.
Term Loan, 5.36%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2025	248	248,573
JBS USA Lux S.A.
Term Loan, 4.61%, (1 mo. USD LIBOR + 2.50%), Maturing May 1, 2026	1,222	1,226,435
Nomad Foods Europe Midco Limited
Term Loan, 4.45%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024	295	294,360
Post Holdings, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024	238	238,519
Restaurant Technologies, Inc.
Term Loan, 5.36%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	50	49,874

		$4,577,293

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Food Service — 2.7%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.36%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024	$1,577	$1,577,621
Aramark Services, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing March 11, 2025	210	209,999
Del Frisco’s Restaurant Group, Inc.
Term Loan, 8.15%, (USD LIBOR + 6.00%), Maturing June 27, 2025(2)	149	148,682
Dhanani Group, Inc.
Term Loan, 5.86%, (1 mo. USD LIBOR + 3.75%), Maturing July 20, 2025	124	117,325
IRB Holding Corp.
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing February 5, 2025	446	443,597
KFC Holding Co.
Term Loan, 3.93%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025	243	243,336
NPC International, Inc.
Term Loan, 5.70%, (USD LIBOR + 3.50%), Maturing April 19, 2024(2)	221	160,965
US Foods, Inc.
Term Loan, 4.11%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023	197	197,998
Term Loan, Maturing August 15, 2026(5)	375	376,014

		$3,475,537

Food/Drug Retailers — 0.9%
Albertsons, LLC
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing November 17, 2025	$182	$183,074
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing August 17, 2026	925	928,888
Diplomat Pharmacy, Inc.
Term Loan, 6.62%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024	120	111,200

		$1,223,162

Health Care — 11.6%
ADMI Corp.
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing April 30, 2025	$396	$392,040
Akorn, Inc.
Term Loan, 9.13%, (1 mo. USD LIBOR + 7.00%), Maturing April 16, 2021	223	207,666
Alliance Healthcare Services, Inc.
Term Loan, 6.61%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023	193	180,950
athenahealth, Inc.
Term Loan, 6.68%, (USD LIBOR + 4.50%), Maturing February 11, 2026(2)	449	447,192
Athletico Management, LLC
Term Loan, 5.71%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025	124	124,375
Avantor, Inc.
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2024	305	307,954
BioClinica, Inc.
Term Loan, 6.44%, (2 mo. USD LIBOR + 4.25%), Maturing October 20, 2023	391	377,293
BW NHHC Holdco, Inc.
Term Loan, 7.15%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025	223	198,248
Carestream Dental Equipment, Inc.
Term Loan, 5.36%, (1 mo. USD LIBOR + 3.25%), Maturing September 1, 2024	393	384,158
CHG Healthcare Services, Inc.
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	754	749,114
Concentra, Inc.
Term Loan, 5.21%, (3 mo. USD LIBOR + 2.75%), Maturing June 1, 2022	73	72,898

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Convatec, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023	$146	$146,616
CPI Holdco, LLC
Term Loan, 5.54%, (6 mo. USD LIBOR + 3.50%), Maturing March 21, 2024	196	195,810
CryoLife, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024	123	123,433
DaVita, Inc.
Term Loan, Maturing August 7, 2026(5)	200	200,286
Ensemble RCM, LLC
Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), Maturing August 3, 2026	100	100,141
Envision Healthcare Corporation
Term Loan, 5.86%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025	1,070	831,633
Gentiva Health Services, Inc.
Term Loan, 5.88%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	536	536,770
GHX Ultimate Parent Corporation
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024	196	193,302
Greatbatch Ltd.
Term Loan, 5.22%, (1 mo. USD LIBOR + 3.00%), Maturing October 27, 2022	263	265,048
Grifols Worldwide Operations USA, Inc.
Term Loan, 4.39%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025	831	832,338
Hanger, Inc.
Term Loan, 5.61%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025	247	247,801
Inovalon Holdings, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025	297	297,371
IQVIA, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	172	172,352
Kinetic Concepts, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	637	638,592
Medical Solutions, LLC
Term Loan, 5.86%, (1 mo. USD LIBOR + 3.75%), Maturing June 9, 2024	172	171,026
MPH Acquisition Holdings, LLC
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	790	736,650
National Mentor Holdings, Inc.
Term Loan, 6.37%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026	6	5,848
Term Loan, 6.37%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026	94	93,917
Navicure, Inc.
Term Loan, 5.86%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	172	172,499
One Call Corporation
Term Loan, 7.41%, (3 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	263	219,086
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.56%, (3 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	1,466	1,387,834
Parexel International Corporation
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	529	500,152
Phoenix Guarantor, Inc.
Term Loan, 6.74%, (1 mo. USD LIBOR + 4.50%), Maturing March 5, 2026	425	423,583
Radiology Partners Holdings, LLC
Term Loan, 7.22%, (USD LIBOR + 4.75%), Maturing July 9, 2025(2)	124	119,459
RadNet, Inc.
Term Loan, 5.86%, (3 mo. USD LIBOR + 3.50%), Maturing June 30, 2023	371	369,931

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Select Medical Corporation
Term Loan, 4.85%, (3 mo. USD LIBOR + 2.50%), Maturing March 6, 2025	$508	$507,426
Sotera Health Holdings, LLC
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	193	190,000
Sound Inpatient Physicians
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2025	99	98,288
Surgery Center Holdings, Inc.
Term Loan, 5.37%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	246	235,339
Team Health Holdings, Inc.
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	489	398,331
Tecomet, Inc.
Term Loan, 5.45%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2024	196	195,632
U.S. Anesthesia Partners, Inc.
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	393	379,469
Verscend Holding Corp.
Term Loan, 6.61%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	347	348,892
Viant Medical Holdings, Inc.
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	99	97,968
Wink Holdco, Inc.
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024	123	120,047

		$14,994,758

Home Furnishings — 0.8%
Bright Bidco B.V.
Term Loan, 5.76%, (USD LIBOR + 3.50%), Maturing June 30, 2024(2)	$392	$235,426
Serta Simmons Bedding, LLC
Term Loan, 5.70%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023	1,173	788,712

		$1,024,138

Industrial Equipment — 6.1%
AI Alpine AT Bidco GmbH
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2025	$50	$48,631
Altra Industrial Motion Corp.
Term Loan, 4.11%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025	162	161,535
Apex Tool Group, LLC
Term Loan, 7.61%, (1 mo. USD LIBOR + 5.50%), Maturing August 1, 2024	553	543,752
Clark Equipment Company
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024	292	292,546
CPM Holdings, Inc.
Term Loan, 5.86%, (1 mo. USD LIBOR + 3.75%), Maturing November 15, 2025	75	72,946
Delachaux Group S.A.
Term Loan, 6.82%, (3 mo. USD LIBOR + 4.50%), Maturing March 28, 2026	100	99,812
DexKo Global, Inc.
Term Loan, 5.61%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024	491	485,560
DXP Enterprises, Inc.
Term Loan, 6.86%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023	123	123,580
Dynacast International, LLC
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022	290	279,062
Engineered Machinery Holdings, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024	369	357,524

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
EWT Holdings III Corp.
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024	$877	$878,945
Filtration Group Corporation
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025	356	356,807
Gardner Denver, Inc.
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024	235	235,220
Gates Global, LLC
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024	961	939,386
Hayward Industries, Inc.
Term Loan, 5.61%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024	98	94,688
LTI Holdings, Inc.
Term Loan, 5.61%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025	99	94,288
Term Loan, 6.86%, (1 mo. USD LIBOR + 4.75%), Maturing July 24, 2026	50	48,250
Milacron, LLC
Term Loan, 4.61%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023	556	556,692
Pro Mach Group, Inc.
Term Loan, 4.93%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2025	49	47,601
Rexnord, LLC
Term Loan, 4.11%, (1 mo. USD LIBOR + 2.00%), Maturing August 21, 2024	790	794,261
Robertshaw US Holding Corp.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.25%), Maturing February 28, 2025	247	230,828
Tank Holding Corp.
Term Loan, 6.53%, (USD LIBOR + 4.00%), Maturing March 26, 2026(2)	100	99,562
Thermon Industries, Inc.
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024	82	81,587
Titan Acquisition Limited
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	691	664,291
Welbilt, Inc.
Term Loan, 4.61%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025	360	357,276

		$7,944,630

Insurance — 5.0%
Alliant Holdings Intermediate, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.00%), Maturing May 9, 2025	$528	$514,369
Term Loan, 5.45%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025	100	98,953
AmWINS Group, Inc.
Term Loan, 4.88%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024	640	639,727
Asurion, LLC
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022	1,189	1,191,378
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023	461	462,505
Term Loan - Second Lien, 8.61%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025	575	583,984
FrontDoor, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.50%), Maturing August 16, 2025	99	99,620
Hub International, Ltd.
Term Loan, 5.27%, (USD LIBOR + 3.00%), Maturing April 25, 2025(2)	1,139	1,118,271
NFP Corp.
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024	788	773,460
Sedgwick Claims Management Services, Inc.
Term Loan, 5.36%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025	274	266,306

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
USI, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024	$688	$672,813

		$6,421,386

Leisure Goods/Activities/Movies — 4.7%
AMC Entertainment Holdings, Inc.
Term Loan, 5.23%, (6 mo. USD LIBOR + 3.00%), Maturing April 22, 2026	$424	$425,880
Ancestry.com Operations, Inc.
Term Loan, Maturing August 22, 2026(5)	700	693,583
Bombardier Recreational Products, Inc.
Term Loan, 4.11%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025	1,073	1,068,426
ClubCorp Holdings, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024	441	397,705
Crown Finance US, Inc.
Term Loan, 4.36%, (1 mo. USD LIBOR + 2.25%), Maturing February 28, 2025	390	388,295
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.61%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024	439	432,344
Emerald Expositions Holding, Inc.
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024	260	253,921
Lindblad Expeditions, Inc.
Term Loan, 5.36%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025	97	97,068
Term Loan, 5.36%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025	386	388,272
Match Group, Inc.
Term Loan, 4.66%, (2 mo. USD LIBOR + 2.50%), Maturing November 16, 2022	131	131,906
NASCAR Holdings, Inc.
Term Loan, Maturing July 26, 2026(5)	175	176,185
Sabre GLBL, Inc.
Term Loan, 4.11%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024	628	629,045
SRAM, LLC
Term Loan, 4.99%, (USD LIBOR + 2.75%), Maturing March 15, 2024(2)	185	185,289
Steinway Musical Instruments, Inc.
Term Loan, 5.95%, (1 mo. USD LIBOR + 3.75%), Maturing February 14, 2025	198	195,031
Travel Leaders Group, LLC
Term Loan, 6.17%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024	223	223,864
UFC Holdings, LLC
Term Loan, 5.37%, (1 mo. USD LIBOR + 3.25%), Maturing April 29, 2026	438	438,081

		$6,124,895

Lodging and Casinos — 5.2%
Aristocrat Technologies, Inc.
Term Loan, 4.03%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024	$265	$265,261
Boyd Gaming Corporation
Term Loan, 4.39%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023	210	210,556
CityCenter Holdings, LLC
Term Loan, 4.36%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024	613	614,288
Eldorado Resorts, LLC
Term Loan, 4.42%, (USD LIBOR + 2.25%), Maturing April 17, 2024(2)	187	186,373
ESH Hospitality, Inc.
Term Loan, 4.11%, (1 mo. USD LIBOR + 2.00%), Maturing August 30, 2023	283	282,551

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Four Seasons Hotels Limited
Term Loan, 4.11%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023	$219	$219,992
Golden Nugget, Inc.
Term Loan, 4.89%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023	1,680	1,681,905
GVC Holdings PLC
Term Loan, 4.45%, (6 mo. USD LIBOR + 2.25%), Maturing March 29, 2024	247	247,376
Hanjin International Corp.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020	125	125,000
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.11%, (1 mo. USD LIBOR + 2.00%), Maturing March 21, 2025	460	460,507
Playa Resorts Holding B.V.
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024	834	799,483
Stars Group Holdings B.V. (The)
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025	847	850,469
VICI Properties 1, LLC
Term Loan, 4.17%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024	525	526,378
Wyndham Hotels & Resorts, Inc.
Term Loan, 3.86%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025	298	298,913

		$6,769,052

Nonferrous Metals/Minerals — 0.3%
Murray Energy Corporation
Term Loan, 9.36%, (1 mo. USD LIBOR + 7.25%), Maturing October 17, 2022	$473	$240,541
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2020(6)	238	14,261
Oxbow Carbon, LLC
Term Loan, 5.86%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023	139	138,056

		$392,858

Oil and Gas — 3.6%
Ameriforge Group, Inc.
Term Loan, 9.33%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022	$113	$113,353
Apergy Corporation
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025	58	57,891
Blackstone CQP Holdco L.P.
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024	225	225,328
CITGO Petroleum Corporation
Term Loan, 6.82%, (3 mo. USD LIBOR + 4.50%), Maturing July 29, 2021	238	238,423
Term Loan, 7.32%, (3 mo. USD LIBOR + 5.00%), Maturing March 28, 2024	823	832,196
Equitrans Midstream Corporation
Term Loan, 6.61%, (1 mo. USD LIBOR + 4.50%), Maturing January 31, 2024	448	447,190
Fieldwood Energy, LLC
Term Loan, 7.51%, (3 mo. USD LIBOR + 5.25%), Maturing April 11, 2022	695	614,054
McDermott Technology Americas, Inc.
Term Loan, 7.11%, (1 mo. USD LIBOR + 5.00%), Maturing May 9, 2025	496	456,798
Prairie ECI Acquiror L.P.
Term Loan, 7.08%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026	599	586,530
PSC Industrial Holdings Corp.
Term Loan, 5.95%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024	172	172,052

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Sheridan Investment Partners II L.P.
Term Loan, 0.00%, Maturing December 16, 2020(6)	$9	$5,247
Term Loan, 0.00%, Maturing December 16, 2020(6)	25	14,069
Term Loan, 0.00%, Maturing December 16, 2020(6)	179	101,136
Sheridan Production Partners I, LLC
Term Loan, 5.98%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	27	20,778
Term Loan, 5.98%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	44	34,017
Term Loan, 5.98%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	330	256,719
UGI Energy Services, LLC
Term Loan, 5.86%, (1 mo. USD LIBOR + 3.75%), Maturing August 13, 2026	225	225,281
Ultra Resources, Inc.
Term Loan, 6.15%, (5.90% cash (1 mo. USD LIBOR + 3.75%), 0.25% PIK), Maturing April 12, 2024	350	249,462

		$4,650,524

Publishing — 1.2%
Ascend Learning, LLC
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	$270	$268,499
Getty Images, Inc.
Term Loan, 6.63%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026	398	397,005
Harland Clarke Holdings Corp.
Term Loan, 7.08%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	304	238,917
LSC Communications, Inc.
Term Loan, 7.63%, (1 week USD LIBOR + 5.50%), Maturing September 30, 2022	178	151,251
ProQuest, LLC
Term Loan, 5.36%, (1 mo. USD LIBOR + 3.25%), Maturing October 24, 2021	409	409,026
Tweddle Group, Inc.
Term Loan, 6.65%, (1 mo. USD LIBOR + 4.50%), Maturing September 17, 2023	54	50,056

		$1,514,754

Radio and Television — 3.8%
ALM Media Holdings, Inc.
Term Loan, 6.83%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	$109	$103,040
Cumulus Media New Holdings, Inc.
Term Loan, 6.62%, (1 mo. USD LIBOR + 4.50%), Maturing May 15, 2022	351	352,624
Diamond Sports Group, LLC
Term Loan, 5.42%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2026	675	676,789
Entercom Media Corp.
Term Loan, 4.89%, (1 mo. USD LIBOR + 2.75%), Maturing November 18, 2024	231	231,201
Entravision Communications Corporation
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	224	219,867
Gray Television, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	149	149,410
Hubbard Radio, LLC
Term Loan, 5.62%, (1 mo. USD LIBOR + 3.50%), Maturing March 28, 2025	134	134,051
iHeartCommunications, Inc.
Term Loan, 6.23%, (1 mo. USD LIBOR + 4.00%), Maturing May 1, 2026	557	559,743
Mission Broadcasting, Inc.
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	79	78,481
Nexstar Broadcasting, Inc.
Term Loan, 4.37%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	395	393,965
Term Loan, Maturing June 19, 2026(5)	125	125,134

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Sinclair Television Group, Inc.
Term Loan, 4.70%, (1 mo. USD LIBOR + 2.50%), Maturing July 17, 2026	$150	$150,218
Univision Communications, Inc.
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	1,851	1,774,270

		$4,948,793

Retailers (Except Food and Drug) — 2.6%
Ascena Retail Group, Inc.
Term Loan, 6.63%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	$537	$310,306
Bass Pro Group, LLC
Term Loan, 7.11%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	295	281,302
BJ’s Wholesale Club, Inc.
Term Loan, 4.94%, (1 mo. USD LIBOR + 2.75%), Maturing February 3, 2024	229	230,009
Coinamatic Canada, Inc.
Term Loan, 5.36%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	40	38,967
David’s Bridal, Inc.
Term Loan, 9.62%, (1 mo. USD LIBOR + 7.50%), Maturing July 17, 2023	60	60,502
Term Loan, 10.12%, (1 mo. USD LIBOR + 8.00%), Maturing January 18, 2024	230	166,467
Global Appliance, Inc.
Term Loan, 6.12%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	238	236,863
Hoya Midco, LLC
Term Loan, 5.61%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	243	238,323
J. Crew Group, Inc.
Term Loan, 5.20%, (USD LIBOR + 3.00%), Maturing March 5, 2021(2)(7)	730	566,435
LSF9 Atlantis Holdings, LLC
Term Loan, 8.21%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	238	222,359
PetSmart, Inc.
Term Loan, 6.21%, (1 mo. USD LIBOR + 4.00%), Maturing March 11, 2022	758	736,193
PFS Holding Corporation
Term Loan, 5.71%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	514	197,856
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.70%, (6 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	119	31,469

		$3,317,051

Steel — 1.5%
Atkore International, Inc.
Term Loan, 5.07%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	$97	$97,240
GrafTech Finance, Inc.
Term Loan, 5.61%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	598	583,064
Neenah Foundry Company
Term Loan, 8.70%, (USD LIBOR + 6.50%), Maturing December 13, 2022(2)	173	171,322
Phoenix Services International, LLC
Term Loan, 5.95%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	173	170,589
Zekelman Industries, Inc.
Term Loan, 4.36%, (1 mo. USD LIBOR + 2.25%), Maturing June 14, 2021	938	938,486

		$1,960,701

Surface Transport — 0.9%
1199169 B.C. Unlimited Liability Company
Term Loan, 6.33%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026	$61	$61,316

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Agro Merchants NAI Holdings, LLC
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	$99	$98,172
Hertz Corporation (The)
Term Loan, 4.87%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023	238	237,753
Kenan Advantage Group, Inc.
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	27	25,977
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	88	85,424
PODS, LLC
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing December 6, 2024	147	146,340
Stena International S.a.r.l.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021	379	366,998
XPO Logistics, Inc.
Term Loan, 4.11%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	150	150,496

		$1,172,476

Telecommunications — 5.1%
CenturyLink, Inc.
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025	$1,231	$1,216,115
Colorado Buyer, Inc.
Term Loan, 5.21%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	196	183,873
Digicel International Finance Limited
Term Loan, 5.34%, (6 mo. USD LIBOR + 3.25%), Maturing May 28, 2024	172	147,938
Frontier Communications Corp.
Term Loan, 5.87%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024	466	461,192
Global Eagle Entertainment, Inc.
Term Loan, 9.71%, (3 mo. USD LIBOR + 7.50%), Maturing January 6, 2023	471	441,286
Intelsat Jackson Holdings S.A.
Term Loan, 5.90%, (1 mo. USD LIBOR + 3.75%), Maturing November 27, 2023	600	600,812
Term Loan, 6.65%, (1 mo. USD LIBOR + 4.50%), Maturing January 2, 2024	400	403,500
IPC Corp.
Term Loan, 6.76%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021	220	182,731
Onvoy, LLC
Term Loan, 6.83%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024	464	387,701
Plantronics, Inc.
Term Loan, 4.61%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025	299	298,100
Sprint Communications, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024	831	826,721
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.00%), Maturing February 2, 2024	174	174,152
Syniverse Holdings, Inc.
Term Loan, 7.20%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023	222	207,954
Telesat Canada
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023	1,093	1,096,031

		$6,628,106

Utilities — 3.2%
Brookfield WEC Holdings, Inc.
Term Loan, 5.61%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2025	$772	$774,000
Calpine Construction Finance Company L.P.
Term Loan, 4.61%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025	91	91,199

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Calpine Corporation
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024	$792	$792,768
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing April 5, 2026	200	200,062
Granite Acquisition, Inc.
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	619	622,502
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	28	28,221
Lightstone Holdco, LLC
Term Loan, 5.86%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	20	18,996
Term Loan, 5.86%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	348	336,799
Longview Power, LLC
Term Loan, 8.26%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021	552	463,680
Pike Corporation
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.25%), Maturing July 19, 2026	98	98,145
Talen Energy Supply, LLC
Term Loan, 5.96%, (1 mo. USD LIBOR + 3.75%), Maturing July 8, 2026	175	172,813
USIC Holdings, Inc.
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing December 8, 2023	296	293,363
Vistra Operations Company, LLC
Term Loan, 4.15%, (USD LIBOR + 2.00%), Maturing December 31, 2025(2)	232	232,400

		$4,124,948

Total Senior Floating-Rate Loans (identified cost $179,298,957)		$173,132,458

Corporate Bonds & Notes — 11.1%

Security	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 0.2%
TransDigm, Inc.
7.50%, 3/15/27(8)	$250	$269,375

		$269,375

Automotive — 0.8%
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.
8.50%, 5/15/27(8)	$1,000	$977,500

		$977,500

Building and Development — 0.4%
Standard Industries, Inc.
5.00%, 2/15/27(8)	$500	$513,750

		$513,750

Cable and Satellite Television — 0.8%
Altice France S.A.
8.125%, 2/1/27(8)	$500	$552,500
DISH DBS Corp.
7.75%, 7/1/26	500	492,500

		$1,045,000

Security	Principal Amount (000’s omitted)	Value
Drugs — 0.7%
Bausch Health Companies, Inc.
6.50%, 3/15/22(8)	$173	$179,323
7.00%, 3/15/24(8)	225	238,199
7.00%, 1/15/28(8)	500	525,215

		$942,737

Ecological Services and Equipment — 0.4%
GFL Environmental, Inc.
8.50%, 5/1/27(8)	$500	$548,750

		$548,750

Electronics/Electrical — 0.6%
Energizer Holdings, Inc.
6.375%, 7/15/26(8)	$500	$528,125
Go Daddy Operating Co., LLC/GD Finance Co., Inc.
5.25%, 12/1/27(8)	242	256,217

		$784,342

Food Products — 1.0%
Dole Food Co., Inc.
7.25%, 6/15/25(8)	$500	$485,000
Post Holdings, Inc.
5.625%, 1/15/28(8)	750	801,562

		$1,286,562

Health Care — 1.4%
Eagle Holding Co. II, LLC
7.75%, (7.75% cash or 8.50% PIK), 5/15/22(8)(9)	$500	$506,875
HCA, Inc.
5.875%, 2/1/29	750	864,375
MPH Acquisition Holdings, LLC
7.125%, 6/1/24(8)	500	449,405

		$1,820,655

Insurance — 0.4%
USI, Inc.
6.875%, 5/1/25(8)	$500	$498,750

		$498,750

Internet Software & Services — 0.8%
Netflix, Inc.
5.375%, 11/15/29(8)	$1,000	$1,090,000

		$1,090,000

Leisure Goods/Activities/Movies — 0.4%
Mattel, Inc.
6.75%, 12/31/25(8)	$500	$515,000

		$515,000

Security	Principal Amount (000’s omitted)	Value
Lodging and Casinos — 0.4%
Caesars Resort Collection, LLC/CRC Finco, Inc.
5.25%, 10/15/25(8)	$500	$510,000

		$510,000

Oil and Gas — 0.5%
Oceaneering International, Inc.
4.65%, 11/15/24	$251	$241,540
6.00%, 2/1/28	480	464,400

		$705,940

Packaging & Containers — 1.0%
ARD Finance S.A.
7.125%, (7.125% cash or 7.875% PIK), 9/15/23(9)	$1,000	$1,031,250
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 8/15/27(8)	200	202,500

		$1,233,750

Radio and Television — 0.5%
iHeartCommunications, Inc.
6.375%, 5/1/26	$30	$32,614
8.375%, 5/1/27	554	600,919

		$633,533

Retailers (Except Food and Drug) — 0.4%
Party City Holdings, Inc.
6.625%, 8/1/26(8)	$500	$477,500

		$477,500

Telecommunications — 0.4%
Altice Luxembourg S.A.
7.625%, 2/15/25(8)	$500	$518,750

		$518,750

Total Corporate Bonds & Notes (identified cost $14,249,422)		$14,371,894

Asset-Backed Securities — 8.1%

Security	Principal Amount (000’s omitted)	Value
AMMC CLO XII, Ltd.
Series 2013-12A, Class ER, 8.361%, (3 mo. USD LIBOR + 6.18%), 11/10/30(8)(10)	$1,000	$894,389
Ares LII CLO, Ltd.
Series 2019-52A, Class E, 8.828%, (3 mo. USD LIBOR + 6.55%), 4/22/31(8)(10)	1,000	978,906
Bain Capital Credit CLO, Ltd.
Series 2017-2A, Class E, 8.626%, (3 mo. USD LIBOR + 6.35%), 7/25/30(8)(10)	1,000	951,139
Canyon Capital CLO, Ltd.
Series 2019-2A, Class E, (3 mo. USD LIBOR + 7.15%), 10/15/32(8)(11)	1,000	1,001,000

Security	Principal Amount (000’s omitted)	Value
Cedar Funding X CLO, Ltd.
Series 2019-10A, Class E, (3 mo. USD LIBOR + 7.00%), 10/20/32(8)(11)	$1,000	$1,000,500
Cent CLO 17, Ltd.
Series C17A, Class DR, 8.266%, (3 mo. USD LIBOR + 6.00%), 4/30/31(8)(10)	1,000	927,573
Kayne CLO, Ltd.
Series 2019-5A, Class E, 8.881%, (3 mo. USD LIBOR + 6.70%), 7/24/32(8)(10)	1,000	985,540
Neuberger Berman Loan Advisers CLO 33, Ltd.
Series 2019-33A, Class E, (3 mo. USD LIBOR + 6.80%), 10/16/32(8)(11)	1,000	1,000,000
Vibrant CLO X, Ltd.
Series 2018-10A, Class D, 8.468%, (3 mo. USD LIBOR + 6.19%), 10/20/31(8)(10)	1,000	952,512
Voya CLO, Ltd.
Series 2016-3A, Class DR, 8.38%, (3 mo. USD LIBOR + 6.08%), 10/18/31(8)(10)	1,000	917,686
Webster Park CLO, Ltd.
Series 2015-1A, Class DR, 7.778%, (3 mo. USD LIBOR + 5.50%), 7/20/30(8)(10)	1,000	932,847

Total Asset-Backed Securities (identified cost $10,643,715)		$10,542,092

Convertible Bonds — 0.1%

Security	Principal Amount (000’s omitted)	Value
Oil and Gas — 0.1%
Ascent Resources-Utica, LLC/ARU Finance Corp.
6.50%, 3/1/21(8)(9)	$124	$159,353

Total Convertible Bonds (identified cost $124,272)		$159,353

Common Stocks — 0.6%

Security	Shares	Value
Business Equipment and Services — 0.1%
Crossmark Holdings, Inc.(12)(13)	1,216	$99,104

		$99,104

Electronics/Electrical — 0.0%(3)
Answers Corp.(7)(13)	14,876	$30,198

		$30,198

Health Care — 0.0%(3)
New Millennium Holdco, Inc.(12)(13)	10,394	$728

		$728

Oil and Gas — 0.3%
AFG Holdings, Inc.(7)(12)(13)	4,525	$276,342
Fieldwood Energy, Inc.(12)(13)	2,148	60,144
Southcross Holdings Group, LLC(7)(12)(13)	15	0
Southcross Holdings L.P., Class A(12)(13)	15	8,062

		$344,548

Security	Shares	Value
Publishing — 0.0%(3)
Tweddle Group, Inc.(7)(12)(13)	444	$1,532

		$1,532

Radio and Television — 0.2%
Clear Channel Outdoor Holdings, Inc.(12)(13)	12,499	$32,497
Cumulus Media, Inc.(12)(13)	9,974	135,647
iHeartMedia, Inc., Class A(12)(13)	5,315	73,347

		$241,491

Retailers (Except Food and Drug) — 0.0%(3)
David’s Bridal, Inc.(12)(13)	4,447	$4,447

		$4,447

Total Common Stocks (identified cost $941,954)		$722,048

Convertible Preferred Stocks — 0.8%

Security	Shares	Value
Oil and Gas — 0.8%
Chesapeake Energy Corp., 5.75%	2,240	$994,573

Total Convertible Preferred Stocks (identified cost $1,080,600)		$994,573

Miscellaneous — 0.0%(3)

Security	Shares	Value
Oil and Gas — 0.0%(3)
Paragon Offshore Finance Company, Class A(12)(13)	404	$222
Paragon Offshore Finance Company, Class B(12)(13)	202	5,959

Total Miscellaneous (identified cost $4,394)		$6,181

Short-Term Investments — 1.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.20%(14)	2,504,948	$2,504,697

Total Short-Term Investments (identified cost $2,504,705)		$2,504,697

Total Investments — 156.0% (identified cost $208,848,019)		$202,433,296

Less Unfunded Loan Commitments — (0.0)%(3)		$(51,802)

Value
Net Investments — 156.0% (identified cost $208,796,217)	$202,381,494

Notes Payable — (38.5)%	$(50,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value (net of unamortized deferred debt issuance costs) — (14.6)%	$(18,970,778)

Other Assets, Less Liabilities — (2.9)%	$(3,640,447)

Net Assets Applicable to Common Shares — 100.0%	$129,770,269

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

The stated interest rate represents the weighted average interest rate at August 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(3)	Amount is less than 0.05% or (0.05)%, as applicable.

(4)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At August 31, 2019, the total value of unfunded loan commitments is $51,850.

(5)	This Senior Loan will settle after August 31, 2019, at which time the interest rate will be determined.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2019, the aggregate value of these securities is $21,345,741 or 16.4% of the Fund’s net assets applicable to common shares.

(9)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(10)	Variable rate security. The stated interest rate represents the rate in effect at August 31, 2019.

(11)	When-issued, variable rate security whose interest rate will be determined after August 31, 2019.

(12)	Non-income producing security.

(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2019.

Abbreviations:

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at August 31, 2019.

At August 31, 2019, the value of the Fund’s investment in affiliated funds was $2,504,697, which represents 1.9% of the Fund’s net assets applicable to common shares. Transactions in affiliated funds by the Fund for the fiscal year to date ended August 31, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC, 2.20%	$4,950,427	$30,120,908	$(32,566,123)	$(503)	$(12)	$2,504,697	$40,509	2,504,948

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$172,514,221	$566,435	$173,080,656
Corporate Bonds & Notes	—	14,371,894	—	14,371,894
Asset-Backed Securities	—	10,542,092	—	10,542,092
Convertible Bonds	—	159,353	—	159,353
Common Stocks	241,491	172,485	308,072	722,048
Convertible Preferred Stocks	—	994,573	—	994,573
Miscellaneous	—	6,181	—	6,181
Short-Term Investments	—	2,504,697	—	2,504,697
Total Investments	$241,491	$201,265,496	$874,507	$202,381,494

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended August 31, 2019 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.